Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
OPERATING ACTIVITIES
Net income	$ (8,999)	$ 703,516	$ (42,902)
Items not involving cash:
Depreciation of property and equipment	8,867	10,575	11,341
Amortization of intangible asset
Gain on disposition of assets	(220,233)		(45,758)
Impairment of investment	(2,956)	(604,013)
Stock-based compensation	2,156	1,807	342
Changes in operating working capital:
Decrease (increase) in accounts receivable	28,825	(21,168)	43,225
Decrease (increase) in investment tax credits	34,704	(39,984)	37,743
Increase in other tax credits	(5,047)	47,646	34,661
Decrease (increase) in prepaid expenses	(3,113)	(2,316)	(12,776)
Increase (decrease) in accounts payable	(22,422)	27,745	(11,394)
Increase (decrease) in accrued liabilities	7,477	2,446	(84)
Increase (decrease) in deferred revenue	(19,307)	29,620	(32,546)
Cash flows provided by operating activities	(200,046)	155,874	(18,147)
INVESTING ACTIVITIES
Purchase of property and equipment	(5,293)	(7,040)	(11,917)
Proceeds on sale of assets	220,233		45,758
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	214,940	(7,040)	(11,917)
FINANCING ACTIVITIES
Effect of changes in exchange rates on cash	(91,593)	(60,817)	(16,863)
Increase in cash and cash equivalents	14,893	148,834	(1,169)
Cash and cash equivalents, beginning of year	506,524	418,507	419,676
Cash and cash equivalents, end of year	$ 429,824	$ 506,524	$ 418,507